CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 139,492	$ 197,628	$ 994,810
Prepaid expenses and other current assets	105,083	74,642	183,639
Prepaid income taxes	477,437	477,437
Total Current Assets	722,012	749,707	1,178,449
Cash and marketable securities held in Trust Account	351,890,161	351,858,320	351,809,163
Total Assets	352,612,173	352,608,027	352,987,612
Current liabilities
Accounts payable and accrued expenses	6,004,128	4,408,489	5,000
Franchise tax payable	50,000	81,255	148,543
Income taxes payable			464,701
Convertible promissory note - related party	300,000
Total Current Liabilities	6,354,128	4,489,744	618,244
Deferred underwriting commissions	13,150,000	13,150,000	13,150,000
Warrant liabilities	47,247,250	77,419,100	20,947,150
TOTAL LIABILITIES	66,751,378	95,058,844	34,715,394
Commitments and Contingencies
Class A common stock subject to possible redemption, 25,254,918 and 31,327,221 shares as of December 31, 2020 and 2019 (at $10.00 per share), respectively	280,860,790	252,549,180	313,272,210
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-incapital	34,444,413	62,755,739	2,033,317
(Accumulated deficit) Retained earnings	(29,446,055)	(57,757,667)	2,965,368
Total Stockholders' Equity	5,000,005	5,000,003	5,000,008
Total Liabilities and Stockholders' Equity	352,612,173	352,608,027	352,987,612
Class A Common Stock
Stockholders' Equity
Common stock, value	772	1,056	448
Total Stockholders' Equity	772	1,056	448
Class B Common Stock
Stockholders' Equity
Common stock, value	875	875	875
Total Stockholders' Equity	$ 875	$ 875	$ 875